Note 7 - Deferred Charges, Net (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number Vessels Underwent DD During Period	7	6	10
Number of Vessels Completed DD During Period	7	6	10